Lease (Details) - Schedule of Weighted Average Remaining Lease Terms and Discount Rates	Jun. 30, 2024
Schedule of Weighted Average Remaining Lease Terms and Discount Rates [Abstract]
Weighted average remaining lease term (years)	1 year 8 months 12 days
Weighted average discount rate	5.00%